Intangible - Summary of Gross Carrying Amount and Accumulated Amortization of Intangible Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets:
Total intangible assets, gross	$ 297,403	$ 378,634
Total accumulated amortization	(135,458)	(158,598)
Intangible assets, net	161,945	220,036
Intangible liabilities:
Below-market lease intangibles	74,189	87,173
Total intangible liabilities	74,189	87,173
Below-market lease amortization	(26,588)	(27,606)
Total accumulated amortization	(26,588)	(27,606)
Intangible liabilities, net	47,601	59,567
In-place Lease Intangibles
Intangible assets:
Total intangible assets, gross	226,714	292,348
Total accumulated amortization	(106,980)	(127,185)
Intangible assets, net	119,734
Above Market Leases Intangibles
Intangible assets:
Total intangible assets, gross	35,344	44,463
Total accumulated amortization	(16,348)	(18,913)
Intangible assets, net	18,996
Other
Intangible assets:
Total intangible assets, gross	35,345	41,823
Total accumulated amortization	(12,130)	$ (12,500)
Intangible assets, net	$ 23,215